VIA EDGAR

January 10, 2022

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Invesco Unit Trusts, Series 2198 (the “Trust”)

(File No. 811-02754)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust (the “Depositor”), transmitted herewith is a copy of the Trust’s Registration Statement on Form S-6 for filing under the Securities Act of 1933, as amended (the “Securities Act”) (the “Registration Statement”).

The Trust is comprised of two unit investment trust portfolios, the ETF Allocation Portfolio 2022-1 and the ETF Diversified Income Portfolio 2022-1 (each, a “Portfolio” and together, the “Portfolios”). The registration statement for Invesco Unit Trusts, Series 2178 (the “2178 Trust”) (File No. 333-260351), which consists of underlying portfolios that employ strategies identical to those of the Portfolios (the “Previous Series”), was previously submitted to the U.S. Securities and Exchange Commission (the “Commission”) and declared effective on December 7, 2021. The registration statement for the Trust, enclosed herewith, has been prepared in substantial conformity with the registration statement for the Previous Series of the 2178 Trust, and like the Previous Series, the Portfolios will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act because the Portfolios will invest in shares of exchange-traded funds organized as open-end management investment companies.

Therefore, we are requesting limited review of the Trust’s registration statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the registration statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of open-end management investment companies, as noted above. The most recent such filing was declared effective by the Commission on December 7, 2021, with respect to Invesco Unit Trusts, Series 2178.

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective on or about February 8, 2022.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the “1940 Act”), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Invesco Unit Trusts Series and Invesco Unit Trusts, Taxable Income Series are intended to apply to the Portfolios. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Should you have any questions regarding this filing, please do not hesitate to contact Thomas S. Harman at (202) 373-6725.

Sincerely,

/s/ Morgan, Lewis & Bockius LLP